DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS - Disclosure of detailed information about reconciliation of the total fair value of derivative warrants liabilities (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balances at beginning of period	$ 38	$ 8	$ 6,022
Issued	1,154	7,253
Changes in fair value	(305)	(7,223)	(6,014)
balances at ending of period	887	38	8
Series 2024 | Derivative warrants liabilities
Disclosure of detailed information about financial instruments [line items]
Balances at beginning of period	0	0	0
Issued	1,154	0
Changes in fair value	(367)	0	0
balances at ending of period	787	0	0
Series 2023 | Derivative warrants liabilities
Disclosure of detailed information about financial instruments [line items]
Balances at beginning of period	38	0	0
Issued	0	7,253
Changes in fair value	62	(7,215)	0
balances at ending of period	100	38	0
Series 2021 | Derivative warrants liabilities
Disclosure of detailed information about financial instruments [line items]
Balances at beginning of period	0	8	6,022
Issued	0	0
Changes in fair value	0	(8)	(6,014)
balances at ending of period	$ 0	$ 0	$ 8